Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

20. INCOME TAXES

The income tax expense (benefit) consists of the following:

SUMMARY OF INCOME TAX EXPENSE (BENEFIT)

Years Ended December 31,	2013	2012	2011
Current	$—	$(34)	$10
Deferred	297	—	—

Income tax provision (benefit)	$297	$(34)	$10

Items that gave rise to significant portions of the deferred tax accounts are as follows:

DETAILS OF DEFERRED TAX ASSET (LIABILITY), NET

December 31,	2013	2012
Deferred tax asset:
Allowance for loan losses	$14,702	$19,239
Goodwill amortization	—	1,262
Impairments realized on investment securities	490	490
Fixed assets	4,354	2,596
Net operating loss carry forwards	96,117	85,466
Unrealized loss on investment securities	4,872	—
Alternative minimum tax credits	2,010	2,010
Other	4,585	5,194

Total deferred tax asset before valuation allowance	127,130	116,257

Less: valuation allowance	(119,349)	(113,398)
Deferred tax liability:
Core deposit intangible amortization	103	420
Goodwill amortization	297	—
Unrealized gain on investment securities	—	1,509
Deferred loan costs	2,496	2,119
Other	310	320

Total deferred tax liability	3,206	4,368

Net deferred tax asset (liability)	$4,575	$(1,509)

The Company has $225.9 million of federal net operating loss carryforwards at December 31, 2013 of which $38.4 million will expire in 2030, $112.5 million will expire in 2031, $50.0 million will expire in 2032 and $25.0 million will expire in 2033. The Bank also has $291.7 million of state net operating loss carryforwards at December 31, 2013 of which $3.0 million expire in 2015, $37.3 million expire in 2029, $74.7 million expire in 2030, $109.8 million expire in 2031, $45.2 million expire in 2032 and $21.7 million expire in 2033. The Company also has state net operating loss carrfyforwards, however they are not expected to be realized.

At December 31, 2013, the Company had a valuation allowance of $119.3 million against the gross deferred tax asset as it is more likely than not that the full deferred tax asset will not be realized. Management considered all positive and negative evidence regarding the ultimate ability to fully realize the deferred tax assets, including past operating results and the forecast of future taxable income. In addition, the Company is a three-year cumulative loss company. The net deferred tax asset of $4.6 million relates primarily to unrealized losses on investment securities offset by deferred taxes owed on indefinite-lived intangible assets. Tax expense of $297 thousand was recorded in 2013 relating to the deferred tax liability on the Company’s indefinite-lived intangible assets that is not available to offset existing deferred tax assets.

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2013		2012		2011
	Amount	%	Amount	%	Amount	%
Loss before income taxes	$(9,646)		$(50,525)		$(67,495)
Tax computed at statutory rate	(3,377)	35.0%	(17,683)	35.0%	(23,624)	35.0%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(635)	6.6	(3,040)	6.0	(3,949)	5.9
Tax exempt interest (net)	(530)	5.5	(638)	1.3	(900)	1.3
BOLI	(659)	6.8	(695)	1.4	(1,037)	1.5
Valuation allowance	5,951	(61.7)	21,981	(43.5)	29,524	(43.7)
Other, net	(453)	4.7	41	(0.1)	(4)	0.0

Total income tax expense (benefit)	$297	(3.1)%	$(34)	0.1%	$10	0.0%

FASB ASC 740 clarifies the accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined in ASC 740 as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has greater than 50% likelihood of being realized upon ultimate settlement. ASC 740 was applied to all existing tax positions upon initial adoption. There was no liability for uncertain tax positions and no known unrecognized tax benefits at December 31, 2013 or 2012.

The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the results of operations. As of December 31, 2013, the 2010 through 2013 tax years were subject to examination by the Internal Revenue Service (the “IRS”) and to state examination. During 2012, the IRS completed its examination of the Company’s 2008 through 2010 tax returns, which did not result in any material change to the Company’s tax position. However, the federal statute remains open for 2010.